Credit related Commitments and Contingent Liabilities (Tables)	6 Months Ended
Jun. 30, 2025
Credit related Commitments and Contingent Liabilities [Abstract]
Commitments and Contingent Liabilities [text block table]	in € m. Jun 30, 2025 Dec 31, 2024 Irrevocable lending commitments 211,802 219,767 Revocable lending commitments 49,129 49,932 Contingent liabilities 72,137 73,468 Total 333,068 343,167